Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Consolidated	12/31/2025	12/31/2024
Banks - Checking account and cash	3,040	62
Balances with Brazilian Central Bank	1,034	380
Bank accounts in foreign currency	3,675	27,936
Money market repurchase agreements (1)	130,043	546,857
Total	137,792	575,235

(1)	On December 31, 2025 and 2024, the repurchase agreements substantially had a resale date for January 2, 2026 and January 2, 2025, respectively.